UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $254,159 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    12598   145155 SH       Sole                        0        0   145155
ALLSTATE CORP                  COM              020002101     9591   155929 SH       Sole                        0        0   155929
AMERICAN INTL GROUP INC        COM              026874107    11438   163326 SH       Sole                        0        0   163326
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      425    22000 SH       Sole                        0        0    22000
AMGEN INC                      COM              031162100     6936   125445 SH       Sole                        0        0   125445
ANHEUSER BUSCH COS INC         COM              035229103     7296   139875 SH       Sole                        0        0   139875
ASTRAZENECA PLC                SPONSORED ADR    046353108     5261    98375 SH       Sole                        0        0    98375
BANK OF AMERICA CORPORATION    COM              060505104    10258   209810 SH       Sole                        0        0   209810
BECTON DICKINSON & CO          COM              075887109     5598    75140 SH       Sole                        0        0    75140
CAPITAL ONE FINL CORP          COM              14040H105      211     2695 SH       Sole                        0        0     2695
CHEVRON CORP NEW               COM              166764100     8894   105580 SH       Sole                        0        0   105580
CISCO SYS INC                  COM              17275R102     9731   349397 SH       Sole                        0        0   349397
CITIGROUP INC                  COM              172967101     9984   194649 SH       Sole                        0        0   194649
COCA COLA CO                   COM              191216100      333     6366 SH       Sole                        0        0     6366
COMCAST CORP NEW               CL A SPL         20030N200    11505   411472 SH       Sole                        0        0   411472
CONOCOPHILLIPS                 COM              20825C104     8384   106800 SH       Sole                        0        0   106800
DU PONT E I DE NEMOURS & CO    COM              263534109    10073   198141 SH       Sole                        0        0   198141
EDUCATION RLTY TR INC          COM              28140H104      380    27100 SH       Sole                        0        0    27100
EOG RES INC                    COM              26875P101     5905    80825 SH       Sole                        0        0    80825
EXXON MOBIL CORP               COM              30231G102     9874   117716 SH       Sole                        0        0   117716
FEDEX CORP                     COM              31428X106    11959   107768 SH       Sole                        0        0   107768
GENERAL ELECTRIC CO            COM              369604103    13276   346807 SH       Sole                        0        0   346807
HOME DEPOT INC                 COM              437076102      840    21350 SH       Sole                        0        0    21350
HONEYWELL INTL INC             COM              438516106     8382   148942 SH       Sole                        0        0   148942
INTERNATIONAL BUSINESS MACHS   COM              459200101      240     2284 SH       Sole                        0        0     2284
JOHNSON & JOHNSON              COM              478160104    10981   178213 SH       Sole                        0        0   178213
JP MORGAN CHASE & CO           COM              46625H100    13148   271366 SH       Sole                        0        0   271366
KEYCORP NEW                    COM              493267108     1634    47602 SH       Sole                        0        0    47602
MICROSOFT CORP                 COM              594918104    11805   400584 SH       Sole                        0        0   400584
PFIZER INC                     COM              717081103      320    12506 SH       Sole                        0        0    12506
TEXAS INSTRS INC               COM              882508104     6149   163410 SH       Sole                        0        0   163410
TRANSOCEAN INC                 ORD              G90078109     8090    76331 SH       Sole                        0        0    76331
WAL MART STORES INC            COM              931142103    11586   240829 SH       Sole                        0        0   240829
WELLS FARGO & CO NEW           COM              949746101    10690   303960 SH       Sole                        0        0   303960
XM SATELLITE RADIO HLDGS INC   CL A             983759101      384    32600 SH       Sole                        0        0    32600